SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is August 14, 2019.

MFS® Global Bond Fund

Effective September 1, 2019, the section entitled "Portfolio Manager(s)" under the main heading entitled "Summary of Key Information" is replaced in its entirety as follows:
Portfolio Manager(s)

Portfolio Manager	Since	Title
Pilar Gomez-Bravo	2014	Investment Officer of MFS
Robert Spector	2015	Investment Officer of MFS
Andy Li	February 2019	Investment Officer of MFS
Henry Peabody	September 2019	Investment Officer of MFS
Robert Persons	2014	Investment Officer of MFS
Erik Weisman	2010	Investment Officer of MFS

Effective September 1, 2019, the section entitled "Portfolio Manager(s)" beneath the main heading entitled "Management of the Fund" is replaced in its entirety as follows:
Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Pilar Gomez-Bravo	Co-Lead Portfolio Manager	Employed in the investment area of MFS since 2013
Robert Spector	Co-Lead Portfolio Manager	Employed in the investment area of MFS since 2011
Andy Li	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2018; Portfolio Manager at Man GLG from 2014 to 2018; Portfolio Manager at ECM Asset Management prior to 2014
Henry Peabody	Investment Grade Debt Instruments Portfolio Manager
Employed in the investment area of MFS since July 2019; Vice President/Portfolio Manager at Eaton Vance Management from November 2014 to June 2019; Vice President/Research Analyst at Eaton Vance Management from July 2013 to October 2014

Robert Persons	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2000
Erik Weisman	Sovereign Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2002

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